UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 29, 2020

MFS® Institutional Money Market Portfolio

IMM-SEM

MFS® Institutional Money Market Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	30.5%
A-1	69.5%
Other Assets Less Liabilities (o)	0.0%

Maturity breakdown (u)
0 - 7 days	21.5%
8 - 29 days	37.7%
30 - 59 days	30.6%
60 - 89 days	9.8%
90 - 365 days	0.4%
Other Assets Less Liabilities (o)	0.0%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
Actual	0.01%	$1,000.00	$1,009.14	$0.05
Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 2.2%
Major Banks - 2.2%
Bank of Montreal/Chicago Branch, 1.7%, due 4/06/2020 (Identified Cost, $147,000,000)	$147,000,000	$147,026,831

Commercial Paper - 45.9%
Automotive - 3.6%
American Honda Finance Corp., 1.677%, due 5/21/2020	$25,000,000	$24,909,622
Toyota Motor Credit Corp., 1.903%, due 3/17/2020	65,800,000	65,748,347
Toyota Motor Credit Corp., 1.891%, due 3/19/2020	50,000,000	49,956,389
Toyota Motor Credit Corp., 1.925%, due 3/23/2020	100,000,000	99,896,000

		$240,510,358
Computer Software - Systems - 2.4%
Apple, Inc., 1.594%, due 3/10/2020 (t)	$25,000,000	$24,988,313
Apple, Inc., 1.573%, due 3/11/2020 (t)	70,000,000	69,964,300
Apple, Inc., 1.583%, due 4/07/2020 (t)	65,000,000	64,891,065

		$159,843,678
Conglomerates - 1.5%
Siemens Capital Co. LLC, 1.552%, due 3/17/2020 (t)	$100,000,000	$99,923,300

Consumer Products - 3.2%
Colgate-Palmolive Co., 1.55%, due 3/02/2020 (t)	$67,700,000	$67,691,538
Colgate-Palmolive Co., 1.54%, due 3/03/2020 (t)	100,000,000	99,983,311
Colgate-Palmolive Co., 1.54%, due 3/05/2020 (t)	43,929,000	43,917,966

		$211,592,815
Energy - Integrated - 4.0%
Exxon Mobil Corp., 1.552%, due 3/03/2020	$50,000,000	$49,990,734
Exxon Mobil Corp., 1.552%, due 3/04/2020	80,400,000	80,381,519
Exxon Mobil Corp., 1.572%, due 3/24/2020	35,000,000	34,962,496
Exxon Mobil Corp., 1.572%, due 3/25/2020	100,000,000	99,888,417

		$265,223,166
Food & Beverages - 0.3%
PepsiCo, Inc., 1.564%, due 4/24/2020 (t)	$22,100,000	$22,046,680

Internet - 0.6%
Alphabet, Inc., 1.582%, due 3/30/2020 (t)	$40,000,000	$39,946,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper - continued
Major Banks - 13.1%
Australia & New Zealand Banking Group Ltd., 1.831%, due 3/18/2020 (t)	$100,000,000	$99,917,403
Canadian Imperial Bank of Commerce, 2.051%, due 3/16/2020 (t)	180,000,000	179,866,465
Canadian Imperial Bank of Commerce, 1.616%, due 5/19/2020 (t)	90,000,000	89,693,010
Sumitomo Mitsui Banking Corp., 1.602%, due 3/02/2020 (t)	73,250,000	73,240,490
Sumitomo Mitsui Banking Corp., 1.882%, due 3/04/2020 (t)	40,000,000	39,991,339
Sumitomo Mitsui Banking Corp., 1.811%, due 3/19/2020 (t)	115,200,000	115,099,776
Toronto-Dominion Bank, 1.592%, due 3/25/2020 (t)	99,000,000	98,888,889
Toronto-Dominion Bank, 1.602%, due 3/26/2020 (t)	87,000,000	86,898,667
Toronto-Dominion Bank, 1.665%, due 3/30/2020 (t)	22,000,000	21,970,636
Toronto-Dominion Bank, 1.737%, due 4/09/2020 (t)	25,000,000	24,955,868
Toronto-Dominion Bank, 1.625%, due 4/21/2020 (t)	45,000,000	44,897,313

		$875,419,856
Other Banks & Diversified Financials - 3.9%
ANZ New Zealand Int’l Ltd., 1.851%, due 3/20/2020 (t)	$44,300,000	$44,259,532
Mizuho Bank Ltd., 1.662%, due 5/05/2020 (t)	50,000,000	49,852,972
Mizuho Bank Ltd., 1.624%, due 6/17/2020 (t)	29,500,000	29,356,949
National Bank of Canada, 1.758%, due 4/13/2020 (t)	25,000,000	24,951,094
National Bank of Canada, 1.657%, due 5/04/2020 (t)	114,000,000	113,673,542

		$262,094,089
Pharmaceuticals - 11.2%
Merck & Co., Inc., 1.563%, due 3/02/2020 (t)	$65,000,000	$64,991,875
Merck & Co., Inc., 1.563%, due 3/03/2020 (t)	80,500,000	80,486,583
Merck & Co., Inc., 1.582%, due 3/27/2020 (t)	50,000,000	49,941,006
Novartis Finance Corp., 1.578%, due 3/02/2020 (t)	140,000,000	139,982,091
Novartis Finance Corp., 1.571%, due 3/06/2020 (t)	28,000,000	27,991,670
Novartis Finance Corp., 1.576%, due 3/09/2020 (t)	76,000,000	75,967,784
Novartis Finance Corp., 1.572%, due 3/13/2020 (t)	20,500,000	20,487,874
Novartis Finance Corp., 1.582%, due 3/30/2020 (t)	9,556,000	9,543,245
Sanofi, 1.604%, due 3/23/2020 (t)	175,400,000	175,219,689
Sanofi, 1.686%, due 3/27/2020 (t)	100,000,000	99,879,678

		$744,491,495
Retailers - 2.1%
Wal-Mart Stores, Inc., 1.552%, due 3/02/2020 (t)	$50,000,000	$49,993,271
Wal-Mart Stores, Inc., 1.552%, due 3/04/2020 (t)	50,000,000	49,988,875
Wal-Mart Stores, Inc., 1.562%, due 3/16/2020 (t)	43,750,000	43,718,205

		$143,700,351
Total Commercial Paper (Identified Cost, $3,064,850,120)		$3,064,792,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 50.2%
Federal Farm Credit Bank, 1.572%, due 3/24/2020	$35,000,000	$34,967,061
Federal Home Loan Bank, 1.543%, due 3/03/2020	251,400,000	251,389,245
Federal Home Loan Bank, 1.551%, due 3/06/2020	100,000,000	99,982,889
Federal Home Loan Bank, 1.561%, due 3/10/2020	292,000	291,900
Federal Home Loan Bank, 1.561%, due 3/11/2020	20,500,000	20,492,108
Federal Home Loan Bank, 1.565%, due 3/18/2020	150,000,000	149,897,334
Federal Home Loan Bank, 1.557%, due 3/20/2020	51,000,000	50,960,730
Federal Home Loan Bank, 1.553%, due 3/24/2020	60,075,000	60,018,463
Federal Home Loan Bank, 1.562%, due 3/27/2020	100,000,000	99,893,056
Federal Home Loan Bank, 1.566%, due 4/03/2020	177,118,000	176,880,269
Federal Home Loan Bank, 1.563%, due 4/06/2020	100,000,000	99,853,194
Federal Home Loan Bank, 1.573%, due 4/07/2020	150,000,000	149,773,500
Federal Home Loan Bank, 1.555%, due 4/08/2020	423,535,000	422,877,699
Federal Home Loan Bank, 1.565%, due 4/13/2020	135,000,000	134,762,175
Federal Home Loan Bank, 1.574%, due 4/15/2020	69,450,000	69,321,826
Federal Home Loan Bank, 1.576%, due 5/06/2020	27,715,000	27,642,941
Federal National Mortgage Association, 1.533%, due 3/20/2020	27,817,000	27,795,581
U.S. Treasury Bill, 1.473%, due 3/05/2020	100,000,000	99,987,821
U.S. Treasury Bill, 1.474%, due 3/12/2020	283,435,000	283,321,036
U.S. Treasury Bill, 1.5%, due 3/26/2020	150,000,000	149,858,125
U.S. Treasury Bill, 1.49%, due 4/02/2020	100,000,000	99,876,431
U.S. Treasury Bill, 1.555%, due 4/07/2020	100,000,000	99,858,125
U.S. Treasury Bill, 1.481%, due 4/09/2020	150,000,000	149,775,958
U.S. Treasury Bill, 1.565%, due 4/14/2020	135,340,000	135,113,682
U.S. Treasury Bill, 1.512%, due 4/16/2020	103,000,000	102,820,394
U.S. Treasury Bill, 1.536%, due 5/07/2020	175,000,000	174,572,088
U.S. Treasury Bill, 1.531%, due 5/14/2020	177,100,000	176,628,565
Total U.S. Government Agencies and Equivalents (Identified Cost, $3,348,188,359)		$3,348,612,196

Repurchase Agreements - 1.7%
Bank of America Corp. Repurchase Agreement, 1.59%, dated 2/28/2020, due 3/02/2020, total to be received $29,396,554 (secured by U.S. Treasury obligations valued at $30,172,422 in an individually traded account)	$29,394,000	$29,394,000
Goldman Sachs Repurchase Agreement, 1.59%, dated 2/28/2020, due 3/02/2020, total to be received $50,004,344 (secured by U.S. Treasury obligations valued at $51,000,061 in an individually traded account)	50,000,000	50,000,000
JPMorgan Chase & Co. Repurchase Agreement, 1.58%, dated 2/28/2020, due 3/02/2020, total to be received $32,948,845 (secured by U.S. Treasury obligations valued at $33,609,345 in an individually traded account)	32,946,000	32,946,000
Total Repurchase Agreements, at Cost and Value		$112,340,000

Other Assets, Less Liabilities - 0.0%		2,157,634
Net Assets - 100.0%		$6,674,929,060

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $6,672,378,479)	$6,672,771,426
Cash	1,860,733
Receivables for
Interest	391,697
Other assets	16,224
Total assets	$6,675,040,080

Liabilities
Payable to affiliates
Administrative services fee	$143
Shareholder servicing costs	433
Accrued expenses and other liabilities	110,444
Total liabilities	$111,020
Net assets	$6,674,929,060

Net assets consist of
Paid-in capital	$6,674,725,284
Total distributable earnings (loss)	203,776
Net assets	$6,674,929,060
Shares of beneficial interest outstanding	6,674,545,089
Net asset value per share (net assets of $6,674,929,060 / 6,674,545,089 shares of beneficial interest outstanding)	$1.0001

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$56,494,358
Expenses
Shareholder servicing costs	$472
Administrative services fee	8,701
Insurance expense	12,380
Custodian fee	130,495
Shareholder communications	2,272
Audit and tax fees	17,165
Legal fees	23,395
Commitment fee	15,051
Miscellaneous	12,461
Total expenses	$222,392
Fees paid indirectly	(135)
Net expenses	$222,257
Net investment income (loss)	$56,272,101

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,981
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$125,292
Net realized and unrealized gain (loss)	$143,273
Change in net assets from operations	$56,415,374

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$56,272,101	$126,655,547
Net realized gain (loss)	17,981	(36,530)
Net unrealized gain (loss)	125,292	112,119
Change in net assets from operations	$56,415,374	$126,731,136
Total distributions to shareholders	$(56,272,101)	$(126,655,547)
Change in net assets from fund share transactions	$584,334,319	$541,426,432
Total change in net assets	$584,477,592	$541,502,021

Net assets
At beginning of period	6,090,451,468	5,548,949,447
At end of period	$6,674,929,060	$6,090,451,468

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
			8/31/19	8/31/18	8/31/17	8/31/16		8/31/15
	(unaudited)
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.0090		$0.0234	$0.0153	$0.0071	$0.0027		$0.00	(w)
Net realized and unrealized gain (loss)	0.0001		0.0001	0.0002	(0.0002)	0.0001		0.00	(w)
Total from investment operations	$0.0091		$0.0235	$0.0155	$0.0069	$0.0028		$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.0090)		$(0.0235)	$(0.0155)	$(0.0069)	$(0.0028)		$(0.00	)(w)
Contribution from adviser	$—		$—	$—	$—	$0.0000	(w)	$—
Net asset value, end of period	$1.0001		$1.0000	$1.0000	$1.0000	$1.0000		$1.00
Total return (%) (r)	0.91	(n)	2.37	1.56	0.69	0.28		0.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.01	(a)	0.01	0.01	0.01	0.01		0.01
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.01		0.01
Net investment income (loss)	1.81	(a)	2.34	1.53	0.71	0.27		0.10
Net assets at end of period (000 omitted)	$6,674,929		$6,090,451	$5,548,949	$6,274,166	$4,622,258		$5,470,299

Effective August 1, 2016, the fund no longer seeks to maintain a stable share price. The value of the fund’s shares are calculated to four decimal places and will vary reflecting the value of the fund’s investments.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001 or, prior to 2016, $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$6,672,771,426	$—	$6,672,771,426

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 29, 2020, the fund had investments in repurchase agreements with a gross value of $112,340,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended August 31, 2019, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$126,655,547

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$6,672,378,479
Gross appreciation	531,064

Gross depreciation	(138,117)
Net unrealized appreciation (depreciation)	$392,947

As of 8/31/19

Capital loss carryforwards	(207,152)
Net unrealized appreciation (depreciation)	267,655

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(207,152)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 29, 2020, these costs amounted to $472.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0003% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Notes to Financial Statements (unaudited) – continued

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold	26,176,052,473	$26,177,022,439	47,979,524,236	$47,977,362,950
Shares issued to shareholders in reinvestment of distributions	56,265,134	56,268,791	126,657,191	126,655,547
Shares reacquired	(25,648,108,165)	(25,648,956,911)	(47,564,813,969)	(47,562,592,065)
Net change	584,209,442	$584,334,319	541,367,458	$541,426,432

The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Intrinsic Value Fund, the MFS Growth Fund, the MFS Value Fund, the MFS Emerging Market Debt Fund, and the MFS Total Return Bond Fund were the owners of record of approximately 20%, 10%, 8%, 8%, and 7%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $15,051 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(6) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2020

*	Print name and title of each signing officer under his or her signature.